Goodwill and Intangible Assets	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The changes in the carrying amount of goodwill for our reportable segments for fiscal years 2015 and 2014 were as follows (dollars in thousands):

	Healthcare	Mobile	Enterprise	Imaging	Total
Balance as of September 30, 2013	$1,257,227	$1,313,635	$519,969	$202,367	$3,293,198
Acquisitions	52,483	—	29,047	59,609	141,139
Purchase accounting adjustments	(303)	2,595	(4,496)	500	(1,704)
Effect of foreign currency translation	(5,308)	(6,905)	(8,319)	(1,208)	(21,740)
Balance as of September 30, 2014	1,304,099	1,309,325	536,201	261,268	3,410,893
Acquisitions	—	23,286	—	—	23,286
Purchase accounting adjustments	275	—	—	(2,215)	(1,940)
Product realignment	—	(10,521)	10,521	—	—
Effect of foreign currency translation	(9,856)	(34,562)	(7,415)	(2,072)	(53,905)
Balance as of September 30, 2015	$1,294,518	$1,287,528	$539,307	$256,981	$3,378,334

In October 2015, we reorganized the organizational management and oversight of our DNS business, represented by our DNS reporting unit, which was previously reported within our Mobile segment and will be moved into our Healthcare segment, effective during the first quarter of fiscal year 2016. Based on this reorganization, $67.6 million of goodwill related to our DNS reporting unit moved from our Mobile segment into our Healthcare segment during the first quarter of fiscal year 2016. As a result of this subsequent change, we performed an analysis and determined that we did not have an impairment of goodwill, nor did we have a triggering event requiring us to perform an impairment test on our DNS and Healthcare reporting units.
In October 2014, we realigned our product portfolio which resulted in a change in the composition of our Mobile and Enterprise reporting units. We have reallocated goodwill among the affected reporting units, based on their relative fair value. We reallocated $29.9 million of goodwill from our DNS reporting unit into our Mobile reporting unit, and reallocated $10.5 million of goodwill from our Mobile reporting unit to our Enterprise reporting unit. Prior to October 2015, the DNS reporting unit and the Mobile reporting unit were both included in our Mobile reportable segment, and subsequent to October 2015, the DNS reporting unit will be included in our Healthcare reportable segment. As a result of this change, we determined that we had a triggering event requiring us to perform an impairment test on our DNS, Mobile, and Enterprise reporting units. We completed our impairment test during the first quarter of fiscal year 2015, and the fair value of the reorganized reporting units, both before and after the product realignment, substantially exceeded their carrying values.
Intangible assets consist of the following as of September 30, 2015 and 2014, which includes $80.5 million and $76.8 million of licensed technology, respectively (dollars in thousands):

	September 30, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (Years)
Customer relationships	$1,028,197	$(474,518)	$553,679	8.4
Technology and patents	451,669	(245,191)	206,478	4.6
Trade names, trademarks, and other	61,006	(24,983)	36,023	6.7
Non-competition agreements	597	(492)	105	1.0
Total	$1,541,469	$(745,184)	$796,285	7.4

	September 30, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Remaining Life (Years)
Customer relationships	$1,103,092	$(466,144)	$636,948	9.1
Technology and patents	457,567	(225,137)	232,430	5.1
Trade names, trademarks, and other	67,252	(21,996)	45,256	7.1
Non-competition agreements	3,988	(3,139)	849	1.0
Total	$1,631,899	$(716,416)	$915,483	7.9

Amortization expense for acquired technology and patents is included in the cost of revenue in the accompanying statements of operations and amounted to $63.6 million, $61.0 million and $63.6 million in fiscal 2015, 2014 and 2013, respectively. Amortization expense for customer relationships, trade names, trademarks, and other, and non-competition agreements is included in operating expenses and amounted to $104.6 million, $109.1 million and $105.3 million in fiscal 2015, 2014 and 2013, respectively.
Estimated amortization expense for each of the five succeeding years as of September 30, 2015, is as follows (dollars in thousands):

Year Ending September 30,	Cost of Revenue	Other Operating Expenses	Total
2016	$60,069	$106,384	$166,453
2017	48,963	91,234	140,197
2018	37,820	68,854	106,674
2019	22,704	65,728	88,432
2020	18,782	60,499	79,281
Thereafter	18,140	197,108	215,248
Total	$206,478	$589,807	$796,285